Investments accounted for using the equity method - Summarised balance sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	¥ 44,384	¥ 154,490		¥ 101,886
Total current assets	206,164	264,694
Lease liabilities	(35,868)	(36,266)	¥ (24,329)
Total current liabilities	(301,688)	(265,302)
Total non?current assets	831,922	782,441
Associates
Current
Cash and cash equivalents	1,476	1,281
Other current assets (excluding cash and cash equivalents)	1,614	3,860
Total current assets	3,090	5,141
Financial liabilities (excluding trade payables)	(1,077)	(6,439)
Lease liabilities		(1,023)
Other current liabilities (including trade payables)	(99)	(483)
Total current liabilities	(1,176)	(7,945)
Total non?current assets	6,150	15,327
Net assets	¥ 8,064	¥ 11,466